GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 7:-          GOODWILL AND INTANGIBLE ASSETS, NET

a.	Goodwill:

	2024	2023
Balance as of January 1	$1,554.4	$1,236.7
Acquisitions	141.3	317.7

Balance as of December 31	$1,695.7	$1,554.4

b.	Intangible assets, net:

	Useful	December 31,
	Life	2024	2023
Original amount:
Core technology	7 - 8	$230.5	$195.0
Trademarks and trade names	15–20	7.5	7.5
Customer relationship	1–4	79.6	63.9

		317.6	266.4

Accumulated amortization:
Core technology		63.1	53.6
Trademarks and trade names		7.1	6.9
Customer relationship		46.0	11.8

		116.2	72.3

Intangible assets, net:
Core technology		167.4	141.4
Trademarks and trade names		0.4	0.6
Customer relationship		33.6	52.1

		$201.4	$194.1

Intangible assets which were fully amortized as of the prior year, are disposed from the original amount and the accumulated amortization balances.

The estimated future amortization expense of Intangible assets as of December 31, 2024 is as follows:

2025	$63.9
2026	29.1
2027	26.0
2028	24.8
2029	23.4
Thereafter	34.2

$201.4